[redacted]

SEC MAIL PROCESSING RECEIVED NOV 28 2005 WASH. D.C. 203 SECTION

SECURITI 05044596 ION

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OFFICIAL USE
FILE NO.
DOC. SEQ. NO.
EFFECTIVE DATE

FORM TA-W

NOTICE OF WITHDRAWAL FROM REGISTRATION AS TRANSFER AGENT

Pursuant To Section 17A of the Securities Exchange Act of 1934

Read all instructions on reverse side before preparing form. Please print or type.

1. Transfer Agent File No: **084-05712** 2: Full name of registrant: **National Shareholder Services, Inc.**

3. Name under which transfer agent activities are conducted, if different from above: **Activities were conducted under name of National Shareholder Services, Inc.**

4. Address of registrants principal place of business: **principal place of business was** *No. and street* **715 Twining Rd., Suite 202**, *City* **Dresher** *State* **PA** *Zip Code* **19025**. **Registrant no longer conducts business and is a dormant corporation at the present time.**

5. Furnish registrants reasons for ceasing the performance of transfer agent functions or for otherwise requesting withdrawal of its registration. **Registrant performed transfer agent functions for National Financial Advisors, Inc. ("NFA") when NFA was a registered investment advisor. NFA ceased conducting advisory business on April 1, 2004.**

6. Furnish the last date registrant performed transfer agent functions as defined by Section 3(a)(25) of the Act for any security, including debt and equity, registered under Section 12 of the Act or which would be required to be registered except for the exemption from registration provided by subsection (g)(2)(B) or (g)(2)(G) of that section. **April 1, 2004**

   Does registrant have any intention of performing in the near future a transfer agent function for any such security? **No**

7. Is the registrant directly or indirectly involved in any legal actions or proceedings or aware of any potential claims *(including out-of-proof conditions)* against it in connection with its performance of transfer agent functions for any security? If so, furnish complete information with respect to each.
   ☐ Yes ☒x No

8. Are there any unsatisfied judgments or liens against registrant arising out of its performance of transfer agent functions for any security? If so, furnish complete information regarding each judgment or lien.
   ☐ Yes ☒x No

9. For each issue shown on Schedule B of registrants Form TA-1, as amended, and for any issues for which registrant assumed transfer agent functions since the last amendment to Schedule B, furnish the name(s) and address(es) of any successor transfer agent(s) and state whether such transfer agent(s) is registered as a transfer agent pursuant to the Act. If there is no successor transfer agent(s), so state. **There is no successor transfer agent.**

10. For each issue shown on Schedule B of registrants Form TA-1, as amended, and for any issues for which registrant assumed transfer agent functions since the last amendment to Schedule B, furnish the name(s) and address(es) of the person(s) who has or will have custody or possession of the books and records which registrant maintained in connection with its performance of transfer agent functions. **David W. Poch 750 East Park Drive, Harrisburg, PA 17111**

11. Furnish the address(es), if different from Item 10, where such books and records will be located.

12. EXECUTION. The registrant submitting this Form and its attachments and the person executing it represent hereby that it and all materials filed in connection therewith contain a true, correct and complete statement of all required information. Registrant also consents hereby to make the books and records it is required to preserve by Rules 17A d-6 and 7 under the Securities Exchange Act of 1934 (17 CFR 240.17A d-6 and 7) available for examination by authorized representatives of the Securities and Exchange Commission during the period the rules require registrant to preserve such books and records and hereby authorizes the person having custody of such books and records to make them available to such representatives.

Dated the 21st *day of* November, 2005

National Shareholder Services, Inc.
(Name of transfer agent)

[signature]
(Manual signature of principal officer or duly authorized principal)

David W. Poch
(Printed name of principal officer or duly authorized principal)

Director, Trust & Asset Management, Community Banks, successor corporation 717-920-5836
(Title) *(Telephone number)*

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations.
(See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

PROCESSED
FEB 23 2006
THOMSON FINANCIAL

Persons who potentially are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 1669 (7-02)